Related Parties - Additional Information (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of transactions between related parties [line items]
Share-based expense	€ 3,586	€ 684	€ 4,695	€ 1,410
Supervisory Board Directors
Disclosure of transactions between related parties [line items]
Compensation received for their services	94	96	192	181
Share-based expense	242	17	350	53
Key Management Personnel [Member]
Disclosure of transactions between related parties [line items]
Compensation received for their services	876	593	1,753	1,198
Share-based expense	€ 1,624	€ 361	€ 2,271	€ 721